3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Impairment	$ 0	$ 0
Customers represented percentage of total sales	65.30%	75.50%
Number of Customers represented percentage of total sales	3	3
Customers represented percentage of gross accounts receivable	54.60%	82.20%
Number of Customers represented percentage of gross accounts receivable	3	5
Percentage of customers maximum	10.00%
Impairment of goodwill	0	0
Freight out	$ 82,000	$ 90,000